Expense Example - Lone Peak Value Fund	Jan. 31, 2026 USD ($)
Lone Peak Value Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,607
Lone Peak Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,396
Lone Peak Value Fund Super Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	$ 1,283